Average Annual Total Returns (Invesco International Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco International Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return Before Taxes
1 Year	12.37%
5 Years	4.10%
Since Inception	5.51%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions | Class Institutional, Invesco International Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return After Taxes on Distributions
1 Year	11.99%
5 Years	3.31%
Since Inception	4.60%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco International Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.52%
5 Years	3.38%
Since Inception	4.52%
Inception Date	Oct. 31, 2005
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index:
1 Year	7.75%
5 Years	2.46%
Since Inception	3.77%
Inception Date	Oct. 31, 2005
Lipper International Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper International Multi-Cap Core Funds Index:
1 Year	12.54%
5 Years	4.35%
Since Inception	5.52%
Inception Date	Oct. 31, 2005